Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Sep. 27, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
PNC BALANCED ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	PBAAX
PNC BALANCED ALLOCATION FUND | CLASS I
Prospectus:
Trading Symbol	PBLIX
PNC BALANCED ALLOCATION FUND | CLASS C
Prospectus:
Trading Symbol	PBCCX
PNC Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	PAEFX
PNC Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	PIEFX
PNC Emerging Markets Equity Fund | Class R
Prospectus:
Trading Symbol	PERMX
PNC INTERNATIONAL EQUITY FUND | CLASS I
Prospectus:
Trading Symbol	PIUIX
PNC INTERNATIONAL EQUITY FUND | CLASS A
Prospectus:
Trading Symbol	PMIEX
PNC INTERNATIONAL EQUITY FUND | CLASS C
Prospectus:
Trading Symbol	PIUCX
PNC INTERNATIONAL EQUITY FUND | Class R6
Prospectus:
Trading Symbol	PEIRX
PNC International Growth Fund | Class A
Prospectus:
Trading Symbol	PIGAX
PNC International Growth Fund | Class R
Prospectus:
Trading Symbol	PIRGX
PNC International Growth Fund | Class I
Prospectus:
Trading Symbol	PIGDX
PNC Multi-Factor All Cap Fund | CLASS I
Prospectus:
Trading Symbol	PLEIX
PNC Multi-Factor All Cap Fund | CLASS A
Prospectus:
Trading Symbol	PLEAX
PNC Multi-Factor All Cap Fund | CLASS C
Prospectus:
Trading Symbol	PLECX
PNC Multi-Factor Large Cap Growth Fund | CLASS I
Prospectus:
Trading Symbol	PEWIX
PNC Multi-Factor Large Cap Growth Fund | CLASS A
Prospectus:
Trading Symbol	PEWAX
PNC Multi-Factor Large Cap Growth Fund | CLASS C
Prospectus:
Trading Symbol	PEWCX
PNC Multi-Factor Large Cap Value Fund | CLASS I
Prospectus:
Trading Symbol	PLIVX
PNC Multi-Factor Large Cap Value Fund | CLASS A
Prospectus:
Trading Symbol	PLVAX
PNC Multi-Factor Large Cap Value Fund | CLASS C
Prospectus:
Trading Symbol	PALVX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Prospectus:
Trading Symbol	PLOAX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS C
Prospectus:
Trading Symbol	PLOCX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Prospectus:
Trading Symbol	PLOIX
PNC MULTI-FACTOR SMALL CAP CORE FUND | Class R6
Prospectus:
Trading Symbol	PSORX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	PLWAX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Prospectus:
Trading Symbol	PLWCX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	PLTIX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Class R6
Prospectus:
Trading Symbol	PSWRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	PMUIX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Prospectus:
Trading Symbol	PMRRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Prospectus:
Trading Symbol	PSVCX
PNC SMALL CAP FUND | CLASS A
Prospectus:
Trading Symbol	PPCAX
PNC SMALL CAP FUND | CLASS C
Prospectus:
Trading Symbol	PPCCX
PNC SMALL CAP FUND | CLASS I
Prospectus:
Trading Symbol	PPCIX
PNC BOND FUND | CLASS I
Prospectus:
Trading Symbol	PFDIX
PNC BOND FUND | CLASS A
Prospectus:
Trading Symbol	PAAAX
PNC BOND FUND | CLASS C
Prospectus:
Trading Symbol	PFDCX
PNC GOVERNMENT MORTGAGE FUND | CLASS I
Prospectus:
Trading Symbol	PTGIX
PNC GOVERNMENT MORTGAGE FUND | CLASS A
Prospectus:
Trading Symbol	POMAX
PNC GOVERNMENT MORTGAGE FUND | CLASS C
Prospectus:
Trading Symbol	PGTCX
PNC INTERMEDIATE BOND FUND | CLASS I
Prospectus:
Trading Symbol	PIKIX
PNC INTERMEDIATE BOND FUND | CLASS A
Prospectus:
Trading Symbol	PBFAX
PNC INTERMEDIATE BOND FUND | CLASS C
Prospectus:
Trading Symbol	PIBCX
PNC LIMITED MATURITY BOND FUND | CLASS I
Prospectus:
Trading Symbol	PMYIX
PNC LIMITED MATURITY BOND FUND | CLASS A
Prospectus:
Trading Symbol	PLFAX
PNC LIMITED MATURITY BOND FUND | CLASS C
Prospectus:
Trading Symbol	PFLCX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Prospectus:
Trading Symbol	PTVIX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Prospectus:
Trading Symbol	PTVAX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS C
Prospectus:
Trading Symbol	PTVCX
PNC ULTRA SHORT BOND FUND | CLASS I
Prospectus:
Trading Symbol	PNCIX
PNC ULTRA SHORT BOND FUND | CLASS A
Prospectus:
Trading Symbol	PSBAX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Prospectus:
Trading Symbol	PTIIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Prospectus:
Trading Symbol	PTBIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Prospectus:
Trading Symbol	PITCX
PNC Tax Exempt Limited Maturity Bond Fund | Class A
Prospectus:
Trading Symbol	PDLAX
PNC Tax Exempt Limited Maturity Bond Fund | Class I
Prospectus:
Trading Symbol	PDLIX
PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PKIXX
PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PGAXX
PNC GOVERNMENT MONEY MARKET FUND | Advisor Class
Prospectus:
Trading Symbol	PAGXX
PNC TREASURY MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PDIXX
PNC TREASURY MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PRAXX
PNC Treasury Plus Money Market Fund | Advisor Shares
Prospectus:
Trading Symbol	PAYXX
PNC Treasury Plus Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	PAIXX
PNC Treasury Plus Money Market Fund | Service Shares
Prospectus:
Trading Symbol	PAEXX